28. Other operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Expenses Net
Schedule of other operating expenses, net

Other operating income and expenses correspond to the effects of major or nonrecurring events occurred during the year that do not meet the definition for the other statement of operations lines.

	2020	2019	2018
		Note 2	Note 2

Tax installments and other tax risks	(374)	(158)	(217)
Restructuring expenses (*)	(454)	(267)	(142)
Gain on disposal of property and equipment(**)	378	39	160
Corporate reorganization (****)	513	-	-
Prevention spending – Covid-19 (***)	(134)	-	-
	(71)	(386)	(199)
(*)	amounts related to restructuring expenses in the Brazilian operations and those incurred in connection with the acquisition of Éxito Group.
(**)	The net gain on disposal of fixed assets was mainly impacted by Sale and Leaseback operations in the amount of R$187 (see note 1.3), disposal of 3 stores in the city of Curitiba in the amount of R$68 and the disposal of 2 non-core properties in the city of São Paulo in the amount of R$190 (see note 32), R$45 in 2019.
(***)	The expenses incurred as a consequence of the pandemic refer to the purchase of individual protection items and adaptation of the stores, expenses with overtime, expenses with internal and external communication, incremental expenses with transportation and with cleaning and sanitation services.
(****)	Impacts related to the spin-off of Sendas totaled revenue of R$513 including (i) revaluation of the remaining held in FIC by IFRS10 (50% of the interest held in GPA was transferred to Sendas at fair value price) in the amount of R$573 (see note 1.1) and (ii) costs related to the spin-off (expenses of R$60).